Income tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Effective tax rate	(38.00%)	(3.50%)
Deferred tax assets	$ 338,330		$ 298,360